Risk Management - Measurement uncertainty and sensitivity analysis (Details)	12 Months Ended
Dec. 31, 2024 economic_scenario
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of economic scenarios, percentage	100.00%
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of economic scenarios	5
Stress horizon period, ECL	5 years
Term at which scenario converges to steady state	7 years
Credit risk | Downside scenario
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of economic scenarios	2
Credit risk | Upside scenario
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of economic scenarios	2